Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2013
Significant Accounting Policies [Abstract]
Schedule of warranty liability historical volatility

	September 30, 2013	November 29, 2012	October 24, 2012
The Company’s stock price	$10.19	$10.00	$10.00
Dividend yield (per share)	N/A	N/A	N/A
Risk-free interest rate	1.40%	1.05%	1.21%
Expected volatility rate	25.634%	27.419%	27.510%